Note 3 - Investment Securities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Proceeds from Sale of Available-for-sale Securities	$ 25,209,851	$ 28,273,634	$ 13,620,956
Available-for-sale Securities, Gross Realized Gains	391,976	207,896	67,601
Available-for-sale Securities, Gross Realized Losses	6,753	196,316	45,666
Held-to-maturity Securities, Sold Security, Realized Gain (Loss)		(23,046)	$ 1,800
Security Owned and Pledged as Collateral, Fair Value	$ 144,853,885	$ 133,754,087
Number of Investment Securities with Unrealized Losses	108
Depreciated Debt Securities with Unrealized Losses	2.63%
Number of Asset Backed Securities Owned	1
Number of Issuances of Trust Preferred Securities	1